STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]	Note 10 – Stock Options and Warrants As of September 30, 2018 and December 31, 2017, the Company does not have any outstanding or committed and unissued stock options or warrants.
NOTE 9	STOCK OPTIONS AND WARRANTS

Stock Options

As of December 31, 2017 and 2016, the Company does not have any outstanding or committed and unissued stock options.

Warrants

As of December 31, 2017 and 2016, the Company does not have any outstanding or committed and unissued warrants.